WARRANT DERIVATIVE LIABILITY - Assumptions Used to Calculate Fair Value of 2019 Warrants (Details) - 2019 Warrants	Mar. 31, 2021 item Y	Dec. 31, 2020 $ / shares	Dec. 31, 2020	Dec. 31, 2020 Y	Dec. 31, 2020 item	Dec. 31, 2020 USD ($)	Dec. 31, 2019 $ / shares Y USD ($)	May 31, 2019 $ / shares	May 31, 2019	May 31, 2019 Y	May 31, 2019 item	May 31, 2019 USD ($)
Number of shares underlying the warrants
WARRANT DERIVATIVE LIABILITY
Measurement input used to calculate fair value of warrants	322,807				1,645,807	1,645,807	8,666,667				3,000,000	3,000,000
Current stock price
WARRANT DERIVATIVE LIABILITY
Measurement input used to calculate fair value of warrants	0.92	0.48			0.48		0.63	0.95			0.95
Exercise price
WARRANT DERIVATIVE LIABILITY
Measurement input used to calculate fair value of warrants	0.40	0.40			0.40		0.45	1.30			1.30
Expected volatility
WARRANT DERIVATIVE LIABILITY
Measurement input used to calculate fair value of warrants	110		108		108		124		133		133
Risk-free interest rate
WARRANT DERIVATIVE LIABILITY
Measurement input used to calculate fair value of warrants	0.92		0.36		0.36		1.69		1.93		1.93
Expected term (in years)
WARRANT DERIVATIVE LIABILITY
Measurement input used to calculate fair value of warrants	3.16			3.41			4.41			5.00